Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Summary of the Components of Inventories

The components of inventories are as follows (in thousands):

	September 30,	December 31,
	2014	2013
Raw materials	$199	$147
Work in process	454	446
Finished goods	1,019	902

Total	1,672	1,495
Less: allowance for inventory obsolescence	(139)	(126)

Inventory, net	$1,533	$1,369

The components of inventories are as follows (in thousands):

	December 31, 2013	December 31, 2012

Raw materials	$147	$276
Work in process	446	211
Finished goods	902	748

Total	1,495	1,235
Less: allowance for inventory obsolescence	(126)	(36)

Inventory, net	$1,369	$1,199